UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2786

DWS High Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period:12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2008 (Unaudited)

DWS High Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 85.4%
Consumer Discretionary 10.9%
AMC Entertainment, Inc., 8.0%, 3/1/2014	5,958,000	3,664,170
American Achievement Corp., 144A, 8.25%, 4/1/2012	1,720,000	1,324,400
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	3,233,900	776,136
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	3,990,000	1,855,350
8.0%, 3/15/2014	1,710,000	812,250
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	4,040,000	2,121,000
Cablevision Systems Corp., Series B, 8.334% ***, 4/1/2009	240,000	239,400
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	2,875,000	1,092,500
Carrols Corp., 9.0%, 1/15/2013	1,810,000	1,221,750

Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014		9,250,000	7,400,000
CSC Holdings, Inc.:
6.75%, 4/15/2012 (b)		2,850,000	2,607,750
Series B, 7.625%, 4/1/2011 (b)		3,020,000	2,846,350
Series B, 8.125%, 7/15/2009		2,270,000	2,258,650
Series B, 8.125%, 8/15/2009		3,570,000	3,552,150
Denny's Holdings, Inc., 10.0%, 10/1/2012		1,165,000	806,762
DIRECTV Holdings LLC, 7.625%, 5/15/2016		8,620,000	8,361,400
Dollarama Group Holdings LP, 8.073% ***, 8/15/2012 (c)		2,705,000	1,717,675
EchoStar DBS Corp.:
6.375%, 10/1/2011		3,990,000	3,710,700
6.625%, 10/1/2014		4,985,000	4,162,475
7.125%, 2/1/2016 (b)		1,820,000	1,519,700
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		3,640,000	354,900
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		3,395,000	2,308,600
Group 1 Automotive, Inc., 8.25%, 8/15/2013		1,700,000	1,139,000
Hertz Corp., 8.875%, 1/1/2014		10,295,000	6,331,425
Idearc, Inc., 8.0%, 11/15/2016		7,330,000	549,750
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		2,255,000	1,228,975
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		3,490,000	1,483,250
Kabel Deutschland GmbH, 10.625%, 7/1/2014		4,913,000	4,372,570
Lamar Media Corp., Series C, 6.625%, 8/15/2015		2,270,000	1,640,075
Liberty Media LLC, 5.7%, 5/15/2013		540,000	354,012
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		1,720,000	1,032,000
MGM MIRAGE:
6.625%, 7/15/2015		6,465,000	3,943,650
8.375%, 2/1/2011 (b)		3,205,000	1,906,975
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		5,010,000	3,757,500
Norcraft Holdings LP, 9.75%, 9/1/2012		9,580,000	7,137,100
Penske Automotive Group, Inc., 7.75%, 12/15/2016		6,750,000	3,138,750
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		2,390,000	1,888,100
Quebecor Media, Inc., 7.75%, 3/15/2016		2,290,000	1,545,750
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **		2,830,000	222,862
Quiksilver, Inc., 6.875%, 4/15/2015		3,530,000	1,138,425
Reader's Digest Association, Inc., 9.0%, 2/15/2017		2,505,000	216,056
Sabre Holdings Corp., 8.35%, 3/15/2016		3,160,000	703,100
Seminole Hard Rock Entertainment, Inc., 144A, 4.496% ***, 3/15/2014		3,960,000	2,009,700
Shaw Communications, Inc., 8.25%, 4/11/2010		4,320,000	4,255,200
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		2,830,000	1,415,000
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		11,875,000	1,365,625
Sinclair Television Group, Inc., 8.0%, 3/15/2012 (b)		2,922,000	2,198,805
Sirius XM Radio, Inc., 9.625%, 8/1/2013		6,905,000	1,286,056
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		3,420,000	1,273,950
Travelport LLC:
6.828% ***, 9/1/2014		2,640,000	778,800
9.875%, 9/1/2014		530,000	198,750
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		855,000	113,288
United Components, Inc., 9.375%, 6/15/2013		570,000	239,400
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	7,230,000	7,889,294
144A, 10.375%, 2/15/2015		2,260,000	1,757,150
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	3,405,000	3,620,835
144A, 8.0%, 11/1/2016	EUR	1,700,000	1,642,343
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		1,340,035	312,630
Vitro SAB de CV, 9.125%, 2/1/2017		10,780,000	3,234,000

Young Broadcasting, Inc., 8.75%, 1/15/2014	15,800,000	158,000

		132,192,219
Consumer Staples 3.0%
Alliance One International, Inc., 8.5%, 5/15/2012	1,715,000	1,260,525
Altria Group, Inc.:
8.5%, 11/10/2013	2,640,000	2,734,364
9.7%, 11/10/2018	1,315,000	1,421,291
Delhaize America, Inc.:
8.05%, 4/15/2027	1,070,000	990,196
9.0%, 4/15/2031	7,709,000	7,796,274
General Nutrition Centers, Inc., 7.584% ***, 3/15/2014 (PIK)	1,960,000	1,097,600
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	13,632,250	7,497,738
Smithfield Foods, Inc., 7.75%, 7/1/2017	1,160,000	661,200
Viskase Companies, Inc., 11.5%, 6/15/2011	18,895,000	12,281,750

		35,740,938
Energy 11.7%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	7,030,000	4,288,300
Belden & Blake Corp., 8.75%, 7/15/2012	15,945,000	10,922,325
Bristow Group, Inc., 7.5%, 9/15/2017	3,505,000	2,348,350
Chaparral Energy, Inc.:
8.5%, 12/1/2015	5,225,000	1,045,000
8.875%, 2/1/2017	1,925,000	385,000
Chesapeake Energy Corp.:
6.25%, 1/15/2018	4,210,000	3,115,400
6.875%, 1/15/2016	11,150,000	8,920,000
7.25%, 12/15/2018 (b)	5,950,000	4,641,000
7.5%, 6/15/2014	1,450,000	1,225,250
Cimarex Energy Co., 7.125%, 5/1/2017	2,880,000	2,246,400
Colorado Interstate Gas Co., 6.8%, 11/15/2015	1,765,000	1,520,533
Delta Petroleum Corp., 7.0%, 4/1/2015	5,675,000	1,135,000
Dynegy Holdings, Inc., 6.875%, 4/1/2011 (b)	1,130,000	988,750
El Paso Corp.:
7.25%, 6/1/2018 (b)	7,950,000	6,309,692
7.75%, 6/15/2010	1,335,000	1,237,506
9.625%, 5/15/2012	2,325,000	1,974,179
EXCO Resources, Inc., 7.25%, 1/15/2011	4,703,000	3,668,340
Forest Oil Corp., 144A, 7.25%, 6/15/2019	1,745,000	1,273,850
Frontier Oil Corp.:
6.625%, 10/1/2011	2,495,000	2,257,975
8.5%, 9/15/2016	4,580,000	4,041,850
GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012	820,000	733,060
KCS Energy, Inc., 7.125%, 4/1/2012	13,015,000	9,761,250
Mariner Energy, Inc.:
7.5%, 4/15/2013	2,850,000	1,824,000
8.0%, 5/15/2017	3,660,000	1,903,200
Newfield Exploration Co., 7.125%, 5/15/2018	5,250,000	4,147,500
OPTI Canada, Inc.:
7.875%, 12/15/2014	4,465,000	2,277,150
8.25%, 12/15/2014	8,600,000	4,644,000
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	1,785,000	1,320,900
9.125%, 7/15/2013	3,295,000	2,668,950
Plains Exploration & Production Co.:
7.0%, 3/15/2017	3,000,000	2,055,000
7.625%, 6/1/2018	5,955,000	4,079,175

Quicksilver Resources, Inc., 7.125%, 4/1/2016		8,385,000	4,485,975
Range Resources Corp., 7.25%, 5/1/2018		570,000	475,950
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018		2,320,000	1,287,600
Stallion Oilfield Services, 144A, 9.75%, 2/1/2015		1,925,000	500,500
Stone Energy Corp.:
6.75%, 12/15/2014		5,935,000	2,908,150
8.25%, 12/15/2011		9,440,000	5,852,800
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		1,335,000	1,059,648
Tesoro Corp., 6.5%, 6/1/2017		3,401,000	1,866,299
Whiting Petroleum Corp.:
7.0%, 2/1/2014		2,355,000	1,660,275
7.25%, 5/1/2012		6,195,000	4,615,275
7.25%, 5/1/2013		820,000	582,200
Williams Companies, Inc.:
8.125%, 3/15/2012		10,576,000	9,743,140
8.75%, 3/15/2032		6,392,000	4,762,040
Williams Partners LP, 7.25%, 2/1/2017		2,865,000	2,263,350

			141,022,087
Financials 9.1%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		7,335,000	2,787,300
Ashton Woods USA LLC, 9.5%, 10/1/2015 **		9,125,000	1,825,000
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		1,705,000	341,000
Conproca SA de CV, REG S, 12.0%, 6/16/2010		10,948,204	11,139,798
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 **		2,525,075	0
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		23,115,000	16,885,716
7.875%, 6/15/2010		8,125,000	6,501,462
GMAC LLC:
6.875%, 9/15/2011		26,370,000	21,350,233
144A, 6.875, 9/15/2011		297,000	212,227
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015		8,310,000	3,407,100
8.875%, 4/1/2015 (PIK)		5,440,000	1,849,600
Hexion US Finance Corp., 9.75%, 11/15/2014		1,675,000	477,375
Inmarsat Finance PLC, 10.375%, 11/15/2012		9,996,000	8,858,955
iPayment, Inc., 9.75%, 5/15/2014		3,155,000	1,577,500
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		2,890,000	635,800
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		4,710,000	494,550
NiSource Finance Corp.:
6.15%, 3/1/2013		405,000	312,069
7.875%, 11/15/2010		5,795,000	5,302,947
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		2,910,000	1,542,300
Qwest Capital Funding, Inc., 7.0%, 8/3/2009		3,280,000	3,214,400
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		740,000	658,600

Sprint Capital Corp.:
7.625%, 1/30/2011		2,855,000	2,383,925
8.375%, 3/15/2012		1,135,000	908,000
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		8,975,000	89,750
UCI Holdco, Inc., 9.996% ***, 12/15/2013 (PIK)		4,331,905	736,424
Universal City Development Partners Ltd., 11.75%, 4/1/2010		15,045,000	9,704,025
Williams Companies, Inc., Credit Linked Certificate Trust, 144A, 6.75%, 4/15/2009		30,000	29,738
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	6,010,000	6,808,669
144A, 10.75%, 12/1/2015		164,000	141,040

			110,175,503

Health Care 6.5%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	6,685,000	3,409,350
Boston Scientific Corp., 6.0%, 6/15/2011	4,603,000	4,372,850
Community Health Systems, Inc., 8.875%, 7/15/2015	22,760,000	20,939,200
HCA, Inc.:
9.125%, 11/15/2014	4,520,000	4,192,300
9.25%, 11/15/2016	16,410,000	15,056,175
9.625%, 11/15/2016 (PIK)	6,190,000	4,828,200
HEALTHSOUTH Corp., 10.75%, 6/15/2016	2,380,000	2,183,650
IASIS Healthcare LLC, 8.75%, 6/15/2014	4,180,000	3,239,500
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	2,990,000	2,197,650
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	3,435,000	2,095,350
The Cooper Companies, Inc., 7.125%, 2/15/2015	5,700,000	4,788,000
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	3,940,000	3,092,900
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	9,430,000	7,874,050

		78,269,175
Industrials 10.2%
Actuant Corp., 6.875%, 6/15/2017	2,290,000	1,723,225
Allied Waste North America, Inc., 6.5%, 11/15/2010	2,030,000	1,958,950
ARAMARK Corp., 8.5%, 2/1/2015 (b)	1,140,000	1,031,700
Baldor Electric Co., 8.625%, 2/15/2017 (b)	2,850,000	2,123,250
BE Aerospace, Inc., 8.5%, 7/1/2018	1,000,000	900,000
Belden, Inc., 7.0%, 3/15/2017	2,840,000	2,130,000
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	9,568,000	7,893,294
Cenveo Corp., 144A, 10.5%, 8/15/2016	910,000	527,800
Congoleum Corp., 8.625%, 8/1/2008 **	6,765,000	5,073,750
DRS Technologies, Inc.:
6.625%, 2/1/2016	8,960,000	8,960,000
6.875%, 11/1/2013	9,525,000	9,477,375
7.625%, 2/1/2018	11,050,000	11,050,000
Esco Corp.:
144A, 5.871% ***, 12/15/2013	1,875,000	1,200,000
144A, 8.625%, 12/15/2013	5,665,000	3,965,500
General Cable Corp.:
6.258% ***, 4/1/2015	4,305,000	2,012,588
7.125%, 4/1/2017	3,025,000	1,996,500
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	2,365,000	1,824,006
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	3,470,000	1,006,300
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	4,875,000	3,988,725
7.625%, 12/1/2013	7,670,000	6,289,400
9.375%, 5/1/2012	8,785,000	8,038,275
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	2,700,000	2,706,750
8.0%, 6/1/2015 (b)	5,425,000	4,285,750
Mobile Mini, Inc., 9.75%, 8/1/2014	3,435,000	2,438,850
Moog, Inc., 144A, 7.25%, 6/15/2018	1,170,000	936,000
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	4,505,000	2,500,275
Ply Gem Industries, Inc., 11.75%, 6/15/2013 (b)	2,075,000	1,120,500
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017	9,460,000	1,419,000
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	2,575,000	1,918,375
Seitel, Inc., 9.75%, 2/15/2014	1,750,000	630,000
Titan International, Inc., 8.0%, 1/15/2012	10,405,000	7,699,700
TransDigm, Inc., 7.75%, 7/15/2014	1,705,000	1,398,100

United Rentals North America, Inc.:
6.5%, 2/15/2012		5,955,000	4,704,450
7.0%, 2/15/2014		8,020,000	4,892,200
US Concrete, Inc., 8.375%, 4/1/2014		3,219,000	1,738,260
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		1,820,000	1,228,500

			122,787,348
Information Technology 3.5%
Alion Science and Technology Corp., 10.25%, 2/1/2015		2,790,000	1,258,988
L-3 Communications Corp.:
5.875%, 1/15/2015		9,690,000	8,721,000
Series B, 6.375%, 10/15/2015		4,430,000	4,142,050
7.625%, 6/15/2012		12,400,000	12,121,000
Lucent Technologies, Inc., 6.45%, 3/15/2029		9,440,000	3,776,000
MasTec, Inc., 7.625%, 2/1/2017		3,985,000	2,993,731
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		5,410,000	2,813,200
SunGard Data Systems, Inc., 10.25%, 8/15/2015		7,495,000	4,946,700
Vangent, Inc., 9.625%, 2/15/2015		2,270,000	1,319,437

			42,092,106
Materials 9.6%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		1,665,000	1,148,850
ARCO Chemical Co., 9.8%, 2/1/2020		24,081,000	2,648,910
Cascades, Inc., 7.25%, 2/15/2013		8,433,000	4,300,830
Chemtura Corp., 6.875%, 6/1/2016		6,120,000	3,121,200
Clondalkin Acquisition BV, 144A, 3.996% ***, 12/15/2013		3,860,000	1,949,300
CPG International I, Inc., 10.5%, 7/1/2013		6,415,000	3,592,400
Exopack Holding Corp., 11.25%, 2/1/2014		9,845,000	5,759,325
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 2/1/2014 (b)		655,000	589,500
8.25%, 4/1/2015		8,060,000	6,851,000
8.375%, 4/1/2017		15,834,000	12,983,880
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		6,844,792	4,928,250
144A, 9.968% ***, 12/31/2009		11,210,000	8,071,200
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		1,995,000	1,675,800
9.5%, 12/1/2011		2,385,000	2,253,825
Hexcel Corp., 6.75%, 2/1/2015		11,780,000	8,952,800
Huntsman LLC, 11.625%, 10/15/2010		12,691,000	11,104,625
Innophos, Inc., 8.875%, 8/15/2014		1,485,000	1,039,500
Jefferson Smurfit Corp., 8.25%, 10/1/2012		3,685,000	626,450
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		8,755,000	6,785,125
Metals USA Holdings Corp., 10.883% ***, 7/1/2012 (PIK)		1,920,000	537,600
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		1,450,000	725,000
NewMarket Corp., 7.125%, 12/15/2016		6,860,000	5,145,000
NewPage Corp., 10.0%, 5/1/2012 (b)		5,620,000	2,472,800
Pliant Corp., 11.85%, 6/15/2009 (PIK)		7	4
Radnor Holdings Corp., 11.0%, 3/15/2010 **		1,510,000	1,887
Rhodia SA, 144A, 8.068% ***, 10/15/2013	EUR	265,000	184,182
Smurfit-Stone Container Enterprises, Inc., 8.0%, 3/15/2017 (b)		4,355,000	827,450
Steel Dynamics, Inc., 7.375%, 11/1/2012		570,000	416,100
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		6,249,000	4,593,015
The Mosaic Co., 144A, 7.375%, 12/1/2014		8,885,000	7,285,700
Witco Corp., 6.875%, 2/1/2026		2,370,000	663,600
Wolverine Tube, Inc., 10.5%, 4/1/2009		5,130,000	4,129,650

			115,364,758

Telecommunication Services 9.2%
BCM Ireland Preferred Equity Ltd., 144A, 11.245% ***, 2/15/2017 (PIK)	EUR	3,464,384	410,868
Centennial Communications Corp.:
10.0%, 1/1/2013		2,155,000	2,230,425
10.125%, 6/15/2013		5,040,000	5,090,400
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		8,225,000	7,238,000
8.375%, 1/15/2014 (b)		3,295,000	2,537,150
Cricket Communications, Inc.:
9.375%, 11/1/2014		7,565,000	6,808,500
144A, 10.0%, 7/15/2015		2,380,000	2,177,700
Frontier Communications Corp.:
6.25%, 1/15/2013		3,318,000	2,820,300
9.25%, 5/15/2011		2,045,000	1,942,750
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		1,543,457	1,018,681
Hellas Telecommunications Luxembourg V, 144A, 8.818% ***, 10/15/2012	EUR	1,625,000	1,332,710
Intelsat Corp.:
144A, 9.25%, 8/15/2014		1,180,000	1,097,400
144A, 9.25%, 6/15/2016		13,985,000	12,726,350
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015		7,115,000	6,474,650
iPCS, Inc., 5.318% ***, 5/1/2013		1,465,000	1,040,150
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		8,270,000	7,401,650
Millicom International Cellular SA, 10.0%, 12/1/2013		12,320,000	11,088,000
Qwest Corp.:
7.25%, 9/15/2025		1,005,000	673,350
7.875%, 9/1/2011		7,995,000	7,355,400
8.875%, 3/15/2012		1,720,000	1,591,000
Sprint Nextel Corp., 6.0%, 12/1/2016		4,275,000	3,013,875
Stratos Global Corp., 9.875%, 2/15/2013		2,205,000	2,083,725
Telesat Canada, 144A, 11.0%, 11/1/2015		9,710,000	6,942,650
Virgin Media Finance PLC:
8.75%, 4/15/2014	EUR	1,980,000	1,940,370
8.75%, 4/15/2014		14,366,000	10,774,500
Windstream Corp.:
7.0%, 3/15/2019		3,405,000	2,621,850
8.625%, 8/1/2016		575,000	508,875

			110,941,279
Utilities 11.7%
AES Corp.:
8.0%, 10/15/2017		5,715,000	4,686,300
144A, 8.0%, 6/1/2020		5,840,000	4,526,000
144A, 8.75%, 5/15/2013		18,610,000	17,865,600
9.5%, 6/1/2009		4,965,000	4,927,763
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		25,320,000	24,940,200
CMS Energy Corp., 8.5%, 4/15/2011		13,575,000	13,368,741
Edison Mission Energy, 7.0%, 5/15/2017		6,125,000	5,328,750
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		8,555,000	6,074,050
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		2,675,000	2,193,500
Knight, Inc., 6.5%, 9/1/2012		5,268,000	4,451,460
Mirant Americas Generation LLC, 8.3%, 5/1/2011		6,675,000	6,474,750
Mirant North America LLC, 7.375%, 12/31/2013		2,235,000	2,145,600

NRG Energy, Inc.:
7.25%, 2/1/2014		6,795,000	6,353,325
7.375%, 2/1/2016		6,050,000	5,626,500
7.375%, 1/15/2017		5,295,000	4,871,400

NV Energy, Inc.:
6.75%, 8/15/2017	6,710,000	5,150,871
8.625%, 3/15/2014	1,263,000	1,138,692
Oncor Electric Delivery Co., 7.0%, 9/1/2022	2,415,000	2,256,595
Regency Energy Partners LP, 8.375%, 12/15/2013	4,020,000	2,753,700
Reliant Energy, Inc., 7.875%, 6/15/2017	6,830,000	5,532,300
Texas Competitive Electric Holdings Co., LLC, 144A, 10.5%, 11/1/2015	15,795,000	11,214,450

		141,880,547

Total Corporate Bonds (Cost $1,474,020,665)		1,030,465,960
Loan Participations and Assignments 7.6%
Senior Loans ***
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 3.754% 4/2/2014	1,691,556	1,102,336
Alliance Mortgage Cycle Loan, Term Loan A, LIBOR plus 7.25%, 9.254%, 6/1/2010 **	3,500,000	0
Alltel Communication, Inc., Term Loan B1, LIBOR plus 2.75%, 4.754%, 5/15/2015	11,275,000	11,185,758
Buffets, Inc.:
Letter of Credit, LIBOR plus 7.25%, 9.254%, 5/1/2013	998,758	251,187
Term Loan B, LIBOR plus 7.25%, 9.254%, 11/1/2013	5,085,898	1,279,103
Term Loan DIP, LIBOR plus 7.25%, 9.254%, 1/22/2009	2,444,957	614,907
Charter Communications Operating LLC:
Term Loan, LIBOR plus 2.0%, 4.004%, 3/6/2014	8,061,376	5,968,240
Incremental Term Loan, LIBOR plus 5.0%, 7.004%, 3/6/2014	6,376,784	5,061,605
Community Health Systems, Inc.:
Term Delay Draw, LIBOR plus 2.25%, 4.254%, 7/25/2014	260,000	204,880
Term Loan, LIBOR plus 2.25%, 4.254%, 7/25/2014	4,990,000	3,932,120
Energy Future Holdings Corp.:
Term Loan B2, LIBOR plus 3.5%, 5.504%, 10/10/2014	23,942,950	16,760,065
Term Loan B3, LIBOR plus 3.5%, 5.504%, 10/10/2014	10,998,800	7,653,350
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 4.504%, 6/30/2013	2,267,626	1,405,928
Ford Motor Co., Term Loan B, LIBOR plus 3.0%, 5.004%, 12/16/2013	2,940,000	1,206,209
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 4.254%, 9/16/2013	1,692,814	1,134,185
Golden Nugget, Term Loan, 3.73%, 6/16/2014	3,314,692	348,043
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 4.004%, 3/26/2014	94,318	49,478
Term Loan B, LIBOR plus 2.0%, 4.004%, 3/26/2014	1,610,319	844,749
HCA, Inc., Term Loan A, LIBOR plus 1.5%, 3.504%, 11/17/2012	14,155,892	12,025,430
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 4.254%, 5/6/2013	7,959,609	3,374,874
Term Loan C2, LIBOR plus 2.25%, 4.254%, 5/6/2013	2,004,944	850,096
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 7.254%, 6/15/2014 (PIK)	3,870,561	2,225,573
Longview Power LLC:
Letter of Credit, 1.35%, 4/1/2014	321,000	200,625
Demand Draw, 3.75%, 4/1/2014	1,141,000	713,125
Term Loan B, 4.25%, 4/1/2014	983,000	614,375
NewPage Corp., Term Loan, LIBOR plus 3.75%, 5.754%, 12/19/2014	655,050	425,236
Sabre, Inc., Term Loan B, LIBOR plus 2.0%, 4.004%, 9/30/2014	2,784,229	1,215,121
Symbion, Inc.:
Term Loan A, LIBOR plus 3.25%, 5.254%, 8/23/2013	1,291,290	807,056
Term Loan B, LIBOR plus 3.25%, 5.254%, 8/23/2014	1,291,290	807,056
Telesat Canada:
Delayed Draw Term Loan, LIBOR plus 3.0%, 5.004%, 10/31/2014	673,004	461,344
Term Loan B, LIBOR plus 3.0%, 5.004%, 10/31/2014	7,835,983	5,371,566
Toys "R" Us, Term Loan B, LIBOR plus 4.25%, 6.254%, 7/19/2012	3,980,100	1,930,348

Tribune Co., Tranche B, LIBOR plus 3.0%, 5.004%, 5/19/2014 **	5,678,125	1,638,536

Total Loan Participations and Assignments (Cost $139,577,186)		91,662,504
Preferred Securities 0.4%
Financials
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (d)	4,570,000	3,017,526
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)	2,025,000	1,382,852

Total Preferred Securities (Cost $6,523,251)		4,400,378
	Units	Value ($)

Other Investments 0.3%
Materials
Hercules, Inc. (Bond Unit), 6.5%, 6/30/2029 (Cost $5,736,937)	6,700,000	3,216,000
	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Vertis Holdings, Inc.*	66,836	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*	136,705	116,199
GEO Specialty Chemicals, Inc. 144A*	12,448	10,581

		126,780

Total Common Stocks (Cost $1,635,755)		126,780
Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks:
Series AI, 12.0%*	30,003	0
144A, 12.0%*	65,016	0
Financials
Preferred Blocker, Inc., 9.0%	63	17,989

Total Preferred Stocks (Cost $290,415)		17,989
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	911,300	71,503
Industrials 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	560	0

Total Warrants (Cost $6)		71,503
Securities Lending Collateral 1.5%
Daily Assets Fund Institutional, 1.69% (e) (f) (Cost $18,709,715)	18,709,715	18,709,715

Cash Equivalents 4.5%
Cash Management QP Trust, 1.42% (e) (Cost $54,529,982)					54,529,982	54,529,982
					% of Assets	Value ($)

Total Investment Portfolio (Cost $1,701,023,912) †					99.7	1,203,200,811
Other Assets and Liabilities, Net					0.3	3,637,819

Net Assets					100.0	1,206,838,630

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*						Non-income producing security.
**						Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.254%	6/1/2010	3,500,000	USD	3,508,969	0
Ashton Woods USA LLC	9.5%	10/1/2015	9,125,000	USD	8,575,425	1,825,000
Congoleum Corp.	8.625%	8/1/2008	6,765,000	USD	6,665,724	5,073,750
Eaton Vance Corp., CDO II	13.68%	7/15/2012	2,525,075	USD	1,697,739	0
Quebecor World, Inc.	9.75%	1/15/2015	2,830,000	USD	2,830,000	222,862
Radnor Holdings Corp.	11.0%	3/15/2010	1,510,000	USD	1,333,438	1,887
Tribune Co.	5.004%	5/24/2014	5,678,125	USD	5,674,576	1,638,537
Tropicana Entertainment LLC	9.625%	12/15/2014	8,975,000	USD	7,018,944	89,750
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	855,000	USD	869,813	113,288
					38,174,628	8,965,074

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2008.

†

The cost for federal income tax purposes was $1,711,258,114. At December 31, 2008, net unrealized depreciation for all securities based on tax cost was $508,057,303. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,122,711 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $510,180,014.

(a)						Principal amount stated in US dollars unless otherwise noted.
(b)						All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2008 amounted to $17,755,475 which is 1.5% of net assets.
(c)						Security has deferred its 6/15/2008 interest payment until 6/30/2009.
(d)						Date shown is call date; not a maturity date for the perpetual preferred securities.
(e)						Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)						Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act.

At December 31, 2008, open credit default swap contracts purchased were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

5/6/2008 6/20/2013	2,940,000[1]	7.25%	ARCO Chemical Co., 9.8%, 2/1/2020, D	2,130,984	—	2,130,984

At December 31, 2008, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

2/19/2008 3/20/2009	2,985,000[1]	3.8%	HCA, Inc., 6.375%, 1/15/2015, B-	(12,870)	—	(12,870)
2/26/2008 3/20/2009	3,150,000[1]	5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013, B	1,115	—	1,115
Total net unrealized depreciation					(11,755)

(g)

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
Counterparty:
1					Merrill Lynch & Co., Inc.

At December 31, 2008, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

EUR	14,734,000	USD	21,214,234	1/15/2009	747,551
EUR	2,312,100	USD	3,229,079	1/15/2009	17,391
Total unrealized appreciation					764,942

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

EUR	127,800	USD	176,866	1/15/2009	(659)

Currency Abbreviations
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 18,709,715	$ -
Level 2	1,175,236,672	2,883,512
Level 3	9,254,424	-
Total	$ 1,203,200,811	$ 2,883,512

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forward foreign currency exchange contracts swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at December 31, 2008:

Investments in Securities
Balance as of October 1, 2008	$ 9,253,536
Total realized gain (loss)	867
Change in unrealized appreciation (depreciation)	(7,313,904)
Amortization Premium/Discount	31,312
Net purchases (sales)	426,195
Net transfers in (out) of Level 3	6,856,418
Balance as of December 31, 2008	$ 9,254,424

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2008